UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check Here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Killian Asset Management
Address:	1250 West Northwest Highway
		Suite 600
		Palatine, IL 60067

13F File Number:  28-3528

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Kathleen McLaughlin
Title:  	Chief Financial Officer
Phone:		847-359-8585
Signature, Place, and Date of Signing:

	Kathleen McLaughlin	Palatine, IL	November 17, 2004
Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.
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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	61
Form 13F Information Table Value Total:	$231287



List of Other Included Managers:		None
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                                                  KILLIAN ASSET MANAGEMENT CORPORATION
                                                              FORM 13F
                                                         September 30, 2004
                                                           Voting Authority
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                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M Company                     COM              88579Y101      640     8000 SH       Sole                     8000
American International         COM              026874107     7678   112935 SH       Sole                   112935
Amgen                          COM              031162100     2182    38400 SH       Sole                    38400
Applied Materials Inc          COM              038222105     2729   165500 SH       Sole                   165500
Arrow Electronics, Inc.        COM              042735100     2877   127400 SH       Sole                   127400
Avnet Inc                      COM              053807103      255    14900 SH       Sole                    14900
BankAmerica Corp               COM              060505104     6716   155004 SH       Sole                   155004
CVS Corporation                COM              126650100     5991   142200 SH       Sole                   142200
Caterpillar Inc                COM              149123101     3741    46500 SH       Sole                    46500
Cendant Corp                   COM              151313103     3465   160400 SH       Sole                   160400
ChevronTexaco Corp             COM              166764100     9377   174820 SH       Sole                   174820
Choicepoint Inc                COM              170388102     2219    52031 SH       Sole                    52031
Cisco Systems                  COM              17275R102     7498   414240 SH       Sole                   414240
Citigroup Inc                  COM              172967101     7187   162899 SH       Sole                   162899
Clear Channel Comm Com         COM              184502102     2478    79500 SH       Sole                    79500
Clorox Co                      COM              189054109     3102    58200 SH       Sole                    58200
Dell Inc.                      COM              24702R101     4094   115000 SH       Sole                   115000
Devon Energy Corp              COM              25179M103     2933    41300 SH       Sole                    41300
Duke Energy Corp               COM              264399106     2838   124000 SH       Sole                   124000
E M C Corp                     COM              268648102     3970   344000 SH       Sole                   344000
Eaton Corp                     COM              278058102     1198    18900 SH       Sole                    18900
Ensco Intl Inc                 COM              26874Q100     2963    90700 SH       Sole                    90700
Exxon Mobil Corp               COM              30231G102     9143   189176 SH       Sole                   189176
Federated Dept Stores          COM              31410H101     4434    97600 SH       Sole                    97600
First Data Corp                COM              319963104     5511   126700 SH       Sole                   126700
Flextronics Intl Ltd           COM              Y2573F102     2173   164000 SH       Sole                   164000
General Electric Company       COM              369604103     4600   137000 SH       Sole                   137000
General Motors Corp            COM              370442105     1638    38570 SH       Sole                    38570
Intel Corp                     COM              458140100     4209   209800 SH       Sole                   209800
International Paper            COM              460146103     6740   166800 SH       Sole                   166800
Intl Business Machines         COM              459200101     4789    55850 SH       Sole                    55850
Johnson & Johnson              COM              478160104     4304    76400 SH       Sole                    76400
Kimberly-Clark                 COM              494368103     1770    27404 SH       Sole                    27404
L-3 Communications             COM              502424104     3243    48400 SH       Sole                    48400
Lockheed Martin Corp.          COM              539830109     3442    61700 SH       Sole                    61700
Mc Donalds Corporation         COM              580135101     3896   139000 SH       Sole                   139000
Merrill Lynch & Co Inc         COM              590188108     1805    36300 SH       Sole                    36300
Microsoft Corp                 COM              594918104     6760   244500 SH       Sole                   244500
Morgan Stanley                 COM              617446448     2529    51300 SH       Sole                    51300
Nike Inc CL B                  COM              654106103     2719    34500 SH       Sole                    34500
Nokia Corp ADR                 COM              654902204     2749   200400 SH       Sole                   200400
Northern Trust Corp            COM              665859104     1020    25000 SH       Sole                    25000
Oracle Corp                    COM              68389X105     1544   136900 SH       Sole                   136900
PNC Financial Svcs Group       COM              693475105     1298    24000 SH       Sole                    24000
Pepsico Inc                    COM              713448108     2958    60800 SH       Sole                    60800
Pfizer Inc                     COM              717081103     5979   195385 SH       Sole                   195385
Procter & Gamble Co            COM              742718109     6538   120800 SH       Sole                   120800
Schwab Charles CP New Com      COM              808513105     3474   378000 SH       Sole                   378000
Sears Roebuck & Company        COM              812387108     3487    87500 SH       Sole                    87500
State Street Corp              COM              857477103     2452    57400 SH       Sole                    57400
Target Corp                    COM              87612e106     6855   151500 SH       Sole                   151500
Texas Instruments Inc          COM              882508104     5082   238800 SH       Sole                   238800
The Allstate Corporation       COM              020002101     4353    90700 SH       Sole                    90700
Time Warner Inc                COM              887317105     3280   203200 SH       Sole                   203200
Transocean Sedco Forex         COM              G90078109     1236    34533 SH       Sole                    34533
United Parcel Service          COM              911312106     2186    28800 SH       Sole                    28800
United Technologies Corp       COM              913017109     6330    67790 SH       Sole                    67790
Verisign Inc                   COM              92343E102     1491    75000 SH       Sole                    75000
Wal-Mart Stores                COM              931142103     1463    27500 SH       Sole                    27500
Wyeth                          COM              983024100     2981    79700 SH       Sole                    79700
duPont (EI) deNemours          COM              263534109     4695   109700 SH       Sole                   109700
REPORT SUMMARY                 61 DATA RECORDS              231287            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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